Mineral Properties, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Detailed Information About Property Plant and Equipment

	Mineral properties(a)	Plant and equipment	Construction- in-progress(b)	Exploration and evaluation assets	Total
Cost
Balance – December 31, 2020	$1,372,327	$644,061	$35,642	$13,750	$2,065,780
Acquired in Premier Acquisition (note 5(c))	468,315	72,018	—	36,470	576,803
Investment in Greenstone (note 5(d))	57,739	42	—	1,297	59,078
Additions(1)	168,231	144,213	142,869	—	455,313
Reclassified to assets held for sale (note 5(a))	(134,783)	(73,915)	—	—	(208,698)
Transfers	(5,438)	5,438	—	—	—
Disposals and write-downs	(6,285)	(125,565)	—	—	(131,850)
Change in reclamation and closure cost asset	(16,608)	—	—	—	(16,608)
Foreign currency translation	(4,520)	(49)	(613)	(93)	(5,275)
Balance – December 31, 2021	1,898,978	666,243	177,898	51,424	2,794,543
Additions(1)	169,562	105,010	367,605	—	642,177
Transfers	79,081	68,016	(147,097)	—	—
Disposals and write-downs	(22,368)	(17,797)	—	—	(40,165)
Change in reclamation and closure cost asset	(7,439)	—	—	(50)	(7,489)
Foreign currency translation	(25,670)	(941)	(16,068)	(577)	(43,256)
Balance – December 31, 2022	$2,092,144	$820,531	$382,338	$50,797	$3,345,810

Accumulated depreciation and depletion
Balance – December 31, 2020	$90,734	$116,323	$—	$—	$207,057
Depreciation and depletion	115,778	111,470	—	—	227,248
Reclassified to assets held for sale (note 5(a))	(15,586)	(9,975)	—	—	(25,561)
Transfers	(2,720)	2,720	—	—	—
Disposals	(5,204)	(106,907)	—	—	(112,111)
Foreign currency translation	—	(9)	—	—	(9)
Balance – December 31, 2021	183,002	113,622	—	—	296,624
Depreciation and depletion	135,062	78,902	—	—	213,964
Disposals	(496)	(4,489)	—	—	(4,985)
Foreign currency translation	—	(292)	—	—	(292)
Balance – December 31, 2022	$317,568	$187,743	$—	$—	$505,311
Net book value
At December 31, 2021	$1,715,976	$552,621	$177,898	$51,424	$2,497,919
At December 31, 2022	$1,774,576	$632,788	$382,338	$50,797	$2,840,499
(1)Included in additions for the year ended December 31, 2022 are the following non-cash additions: $12.6 million (2021 – $51.6 million) in additions to right-of-use assets included in plant and equipment, $4.1 million and $5.1 million (2021 – $12.1 million and $1.7 million) of depreciation and depletion capitalized to mineral properties and construction-in-progress, respectively, and $12.9 million (2021 – $1.6 million) of borrowing costs incurred capitalized to construction-in-progress.

Detailed Information About Significant Royalty Arrangements

Mineral property	Royalty arrangements
Mesquite	Weighted average LOM NSR of 2%
Castle Mountain	2.65% NSR; 5% of gross revenues for the South Domes area
Los Filos	3% NSR for the Xochipala concession; 0.5% of gross revenues
Aurizona	1.5% of gross revenues; 3-5% sliding scale NSR based on gold price
Fazenda	1.5% of gross revenues
RDM	1% of gross revenues
Santa Luz	1.375% of gross revenues; 1.5% of gross revenues; 2% of gross revenues for the CBPM area of C1 deposit
Greenstone	3% NSR